Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity Central Index Key	0000004904
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity Central Index Key	0000004904
Amendment Flag	false